Acquisition of Crescent Silver, LLC	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Acquisition of Crescent Silver, LLC [Text Block]

6.  Acquisition of Crescent Silver, LLC

On December 12, 2025, the Company completed the acquisition of Crescent Silver, LLC ("Crescent") via a purchase agreement dated November 12, 2025. The acquisition was completed by the Company acquiring all the membership interests in the capital of Crescent from Hale Capital Partners, L.P. for consideration of $20 million in cash and 11,137,558 of the Company's common shares.

The acquisition was concentrated on the identifiable asset of Crescent’s mineral interests and accounted for as an asset acquisition. The Company measures and recognizes asset acquisitions that are not a business combination based on the cost to acquire the assets, which includes transaction costs. Goodwill is not recognized in asset acquisition. The consideration paid was allocated to the fair value of identifiable assets acquired and liabilities assumed on a relative fair value basis. Included in the net assets acquired are $84.3 million in property, plant and equipment the majority of which relates to mining interests, and $2.8 million in investment in joint ventures.

The fair value of the mining interests was determined using an income approach based on discounted cash flows, and a market approach. For fair value of investment in joint ventures was determined using a replacement cost approach as majority of the joint ventures’ net assets relate to property, plant and equipment.

Key assumptions used in fair values include discount rate, future production levels, future commodity prices, and a dollar per ounce silver implied multiple for the mining interests, and replacement cost for investment in joint ventures.

The following summarizes the total consideration paid and the amounts allocated to assets acquired and liabilities assumed:

Consideration
Cash consideration	$20,000
Common share consideration
Number of common shares	11,137,558
Common share price, December 12, 2025	5.78
64,387
Acquisition related transaction costs	3,047
Total consideration	$87,434

Allocation of consideration
Cash and cash equivalents	$295
Trade and other receivables	76
Inventories	175
Property, plant and equipment	84,337
Investment in joint ventures	2,843
Trade and other payables	(292)
Net assets acquired	$87,434

Investment in joint ventures acquired includes a 34.8% interest of a fully permitted floatation mill recognized initially at fair value with the carrying amount adjusted subsequently to recognize future profits or losses under the equity method of accounting.